Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 04, 2020
C000217970
Account Value [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Account Value	$ 16,807	$ 15,875	$ 15,475	$ 14,115	$ 12,370	$ 10,854	$ 11,154	$ 9,602	$ 8,242	$ 8,402	$ 8,798	$ 11,718	$ 13,267	$ 12,744	$ 12,636	$ 11,256	$ 11,228	$ 10,340	$ 10,000
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Account Value	$ 18,531	18,056	16,997	16,467	14,968	13,356	13,805	12,737	11,883	11,087	11,605	13,932	14,708	13,460	13,473	12,448	11,705	10,206	10,000
T. Rowe Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Account Value	$ 19,843	18,532	17,959	16,578	14,879	13,033	13,455	11,927	10,429	10,205	10,585	13,386	14,717	13,182	13,032	11,642	11,534	10,354	10,000
T. Rowe Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Previous Benchmark
Account Value	$ 19,037	$ 18,589	$ 17,555	$ 16,834	$ 15,227	$ 13,633	$ 14,094	$ 12,961	$ 12,057	$ 11,210	$ 11,785	$ 14,047	$ 14,724	$ 13,262	$ 13,185	$ 12,146	$ 11,440	$ 10,201	$ 10,000